Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Components and Changes in Accumulated Other Comprehensive Income/(Loss)

The components and changes in Accumulated other comprehensive income/(loss) follow:

	NET UNREALIZED GAINS/(LOSSES)			BENEFIT PLANS
(MILLIONS OF DOLLARS)	CURRENCY TRANSLATION ADJUSTMENT AND OTHER	DERIVATIVE FINANCIAL INSTRUMENTS	AVAILABLE FOR-SALE SECURITIES	ACTUARIAL GAINS/ (LOSSES)	PRIOR SERVICE (COSTS)/ CREDITS AND OTHER	ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Balance, January 1, 2009	$(1,389)	$ 28	$ (86)	$(3,132)	$ 10	$(4,569)

Other comprehensive income/(loss)—Pfizer Inc.(a):
Foreign currency translation adjustments	4,978	—	—	—	—	4,978
Unrealized holding gains	—	291	576	—	—	867
Reclassification adjustments to income(b)	5	(299)	(143)	—	—	(437)
Actuarial gains/(losses) and other benefit plan items	—	—	—	(701)	154	(547)
Amortization of actuarial losses and other benefit plan items	—	—	—	291	(6)	285
Curtailments and settlements—net	—	—	—	390	(5)	385
Other	2	—	—	(196)	(3)	(197)
Income taxes	(46)	(14)	(78)	(19)	(56)	(213)
						5,121

Balance, December 31, 2009	3,550	6	269	(3,367)	94	552

Other comprehensive income/(loss)—Pfizer Inc.(a):
Foreign currency translation adjustments	(3,544)	—	—	—	—	(3,544)
Unrealized holding gains/(losses)	—	(1,043)	7	—	—	(1,036)
Reclassification adjustments to income(b)	(7)	702	(141)	—	—	554
Actuarial gains/(losses) and other benefit plan items	—	—	—	(1,426)	550	(876)
Amortization of actuarial losses and other benefit plan items	—	—	—	262	(42)	220
Curtailments and settlements—net	—	—	—	266	(49)	217
Other	5	—	—	88	5	98
Income taxes	165	127	22	230	(169)	375
						(3,992)

Balance, December 31, 2010	169	(208)	157	(3,947)	389	(3,440)

Other comprehensive income/(loss)––Pfizer Inc.(a):
Foreign currency translation adjustments	837	—	—	—	—	837
Unrealized holding losses	—	(502)	(143)	—	—	(645)
Reclassification adjustments to income(b)	(127)	239	15	—	—	127
Actuarial gains/(losses) and other benefit plan items	—	—	—	(2,459)	106	(2,353)
Amortization of actuarial losses and other benefit plan items	—	—	—	284	(69)	215
Curtailments and settlements—net	—	—	—	355	(91)	264
Other	4	—	—	(100)	3	(93)
Income taxes	61	110	17	747	24	959
						(689)

Balance, December 31, 2011	$ 944	$ (361)	$ 46	$(5,120)	$ 362	$(4,129)

(a)	Amounts do not include adjustments attributable to noncontrolling interests of $45 million loss in 2011, $5 million income in 2010 and $6 million income in 2009.
(b)	The currency translation adjustments reclassified to income resulted from the sale of legal entities.